Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Significant Accounting Policies
Summary of Operations

Summary of Operations

Palomar Holdings, Inc. (the Company) is an insurance holding company that was incorporated in Delaware on March 14, 2019. Prior to incorporation in Delaware, the Company was known as GC Palomar Holdings (GCPH), which was a Cayman Islands incorporated insurance holding company formed on October 4, 2013 when GC Palomar Investor LP (GCPI) acquired control of GCPH. The Company and its wholly owned subsidiaries include Palomar Specialty Reinsurance Company (PSRE) and Palomar Insurance Holdings, Inc. (PIH), which wholly owns Palomar Specialty Insurance Company (PSIC) and Prospect General Insurance Agency, Inc. (PGIA).

Basis of Presentation

Basis of Presentation

The accompanying condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) and include the accounts of the Company and its wholly‑owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) and include the accounts of the Company and its wholly‑owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Stock Split

Stock Split

On March 15, 2019, the Company effected a 17,000,000 for one forward stock split in conjunction with domestication in the United States. All share and per share information included in the accompanying condensed consolidated financial statements and notes to the condensed consolidated financial statements have been retroactively adjusted to reflect the stock split for the Company’s common stock for all periods presented.

Stock Split

On March 15, 2019, the Company effected a 17,000,000 for one forward stock split in conjunction with domestication in the United States. All share and per share information included in the accompanying consolidated financial statements and notes to the consolidated financial statements have been retroactively adjusted to reflect the stock split for the Company’s common stock for all periods presented.

Initial Public Offering (IPO)

Initial Public Offering (IPO)

On April 22, 2019, the Company completed its IPO with the sale of 6,468,750 shares of common stock at a price to the public of $15.00 per share, including 843,750 shares sold upon the exercise in full of the underwriter’s option to purchase additional shares. After underwriter discounts and commissions and offering expenses, net proceeds from the IPO were approximately $87.4 million.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported in the condensed consolidated financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. All revisions to accounting estimates are recognized in the period in which the estimates are revised. Significant estimates reflected in the Company’s condensed consolidated financial statements include, but are not limited to, reserves for losses and loss adjustment expenses, reinsurance recoverables on unpaid losses, and the fair values of investments.

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the consolidated financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. All revisions to accounting estimates are recognized in the period in which the estimates are revised. Significant estimates reflected in the Company’s consolidated financial statements include, but are not limited to, reserves for losses and loss adjustment expenses, reinsurance recoverables on unpaid losses, and the fair values of investments.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company currently qualifies as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012, or the JOBS Act. Accordingly, the Company is provided the option to adopt new or revised accounting guidance either (i) within the same periods as those otherwise applicable to non‑emerging growth companies or (ii) within the same time periods as private companies.

The Company has elected to adopt new or revised accounting guidance within the same time period as private companies, unless, as indicated below, management determines it is preferable to take advantage of early adoption provisions offered within the applicable guidance.

Recently issued accounting pronouncements not yet adopted

In May 2014, the FASB issued new accounting guidance related to revenue recognition, “ASU 2014‑09, Revenue from Contracts with Customers (Topic 606).” The guidance applies to all companies that either enter into contracts with customers to transfer goods or services or enter into contracts for the transfer of nonfinancial assets, unless those contracts are within the scope of other standards, such as insurance contracts. Under this guidance, a company will recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under the current guidance. These may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligations. According to the superseding standard ASU 2015-14 that deferred the effective dates of the preceding, and because the Company is filing as an emerging growth company, the standard became effective for the Company January 1, 2019. However, the Company is not required to present the impacts of the standard until it files its annual report on Form 10-K for the fiscal year ended December 31, 2019. The Company expects to adopt this standard using the modified retrospective method. The Company does not expect adoption to have a material impact on its consolidated financial statements, but will continue to assess the potential impact of adoption throughout 2019.

In February 2016, the FASB issued new guidance for accounting for leases, “ASU 2016‑02, Leases (Topic 842).” Under current guidance, leases are only included on the balance sheet if the criteria to classify the agreement as a capital lease are met. This update will require the recognition of a right‑of‑use asset and a corresponding lease liability, discounted to the present value, for all leases that extend beyond 12 months.

This guidance was subsequently amended multiple times and offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. This new guidance requires a modified retrospective adoption, applying the new standard to all leases existing at the date of initial application, with early adoption permitted. An entity may choose to use the standard’s effective date, rather than the beginning of the earliest comparative period presented, as the date of initial application. An entity would record the effects of initially applying the new guidance as a cumulative‑effect adjustment to retained earnings. Consequently, an entity’s reporting for the comparative periods presented in the year of adoption would continue to be in accordance with the current guidance, including the current disclosure requirements.

To facilitate transition, the new guidance includes a package of practical expedients that entities may elect to apply on adoption. The package of practical expedients relates to the identification and classification of leases and initial direct costs for leases that commenced before the effective date. The new guidance also includes a practical expedient permitting the use of hindsight in evaluating lessee options to extend or terminate a lease or to purchase the underlying asset.

This update is currently effective for annual reporting periods beginning after December 15, 2019, and interim reporting periods within fiscal years beginning after December 31, 2020 with early adoption permitted.  However, the FASB has recently voted to defer the effective date of this update by one year.  The Company is currently evaluating the impact that this new guidance will have on its condensed consolidated financial statements.

In June 2016, the FASB issued “ASU 2016‑13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” Current guidance delays the recognition of credit losses until it is probable a loss has been incurred. This updated guidance will require financial assets measured at amortized cost to be presented at the net amount expected to be collected by means of an allowance for credit losses that runs through net income. Credit losses relating to available‑for‑sale debt securities will also be recorded through an allowance for credit losses, with the amount of the allowance limited to the amount by which fair value is below amortized cost.  In 2019, the FASB issued amendments to this guidance which provide an option to irrevocably elect to measure certain individual financial assets at fair value instead of amortized cost and provide additional clarification and implementation guidance.

This update and its amendments will be effective for annual reporting periods beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but not before annual reporting periods beginning on or after December 15, 2018. The Company is currently evaluating the impact that this new guidance will have on its condensed consolidated financial statements.

In August 2018, the FASB issued “ASU 2018‑13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement.” Among other things, this new guidance eliminates the need to disclose transfers between Level 1 and Level 2 of the fair value hierarchy, changes the policy for timing of transfers and the valuation processes for Level 3 fair value measurements and includes requirements to disclose quantitative information about Level 3 measurements. This new guidance will be effective for annual and interim reporting periods beginning after December 15, 2019. The Company is currently evaluating the impact that this new guidance will have on its condensed consolidated financial statements.

Recent Accounting Pronouncements

The Company currently qualifies as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012, or the JOBS Act. Accordingly, the Company is provided the option to adopt new or revised accounting guidance either (i) within the same periods as those otherwise applicable to non‑emerging growth companies or (ii) within the same time periods as private companies.

The Company has elected to adopt new or revised accounting guidance within the same time period as private companies, unless, as indicated below, management determines it is preferable to take advantage of early adoption provisions offered within the applicable guidance.

Recently adopted accounting pronouncements

In January 2016, the FASB issued “ASU 2016‑01, Financial Instruments—Overall (Subtopic 825‑10): Recognition and Measurement of Financial Assets and Financial Liabilities.” Among other things, this new guidance requires the Company’s equity investments to be measured at fair value with changes in fair value recognized in net income. Under the current guidance, equity investments are measured at fair value with changes in fair value recognized in accumulated other comprehensive income as a component of shareholder’s equity. The Company adopted this guidance on January 1, 2018 and began recognizing changes in fair value of equity securities into net income. Upon adoption, the Company made a $3.2 million cumulative‑effect adjustment to increase retained earnings and decrease accumulated other comprehensive income. In the future, this guidance will impact the Company’s results of operations, as changes in fair value of equity investments will impact net income rather than other comprehensive income. The future impact will vary depending on the volatility of the overall equity market and the amount the Company decides to invest in equity securities.

In August 2016, the FASB issued “ASU 2016‑15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments”, in order to reduce diversity in the presentation and classification of certain cash receipts and cash payments on the statement of cash flows. The Company adopted this guidance on January 1, 2018. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements.

Recently issued accounting pronouncements not yet adopted

In May 2014, the FASB issued new accounting guidance related to revenue recognition, “ASU 2014‑09, Revenue from Contracts with Customers (Topic 606).” The guidance applies to all companies that either enter into contracts with customers to transfer goods or services or enter into contracts for the transfer of nonfinancial assets, unless those contracts are within the scope of other standards, such as insurance contracts. Under this guidance, a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under the current guidance. These may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. This standard will be effective for annual and interim reporting periods beginning after December 15, 2018 and may be adopted earlier. Currently, provisions of this guidance may apply to the Company’s commissions and fee income, however, the Company does not expect adoption to have a material impact on its consolidated financial statements.

In February 2016, the FASB issued new guidance for accounting for leases, “ASU 2016‑02, Leases (Topic 842).” Under current guidance, leases are only included on the balance sheet if the criteria to classify the agreement as a capital lease are met. This update will require the recognition of a right‑of‑use asset and a corresponding lease liability, discounted to the present value, for all leases that extend beyond 12 months.

This guidance was subsequently amended multiple times and offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. This new guidance requires a modified retrospective adoption, applying the new standard to all leases existing at the date of initial application, with early adoption permitted. An entity may choose to use the standard’s effective date, rather than the beginning of the earliest comparative period presented, as the date of initial application. An entity would record the effects of initially applying the new guidance as a cumulative‑effect adjustment to retained earnings. Consequently, an entity’s reporting for the comparative periods presented in the year of adoption would continue to be in accordance with the current guidance, including the current disclosure requirements.

To facilitate transition, the new guidance includes a package of practical expedients that entities may elect to apply on adoption. The package of practical expedients relates to the identification and classification of leases that commenced before the effective date and initial direct costs for leases that commenced before the effective date. The new guidance also includes a practical expedient permitting the use of hindsight in evaluating lessee options to extend or terminate a lease or to purchase the underlying asset.

This update is effective for annual reporting periods beginning after December 15, 2019, and interim reporting periods within fiscal years beginning after December 31, 2020 with early adoption permitted. The Company is currently evaluating the impact that this new guidance will have on its consolidated financial statements.

In June 2016, the FASB issued “ASU 2016‑13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” Current guidance delays the recognition of credit losses until it is probable a loss has been incurred. This updated guidance will require financial assets measured at amortized cost to be presented at the net amount expected to be collected by means of an allowance for credit losses that runs through net income. Credit losses relating to available‑for‑sale debt securities will also be recorded through an allowance for credit losses, with the amount of the allowance limited to the amount by which fair value is below amortized cost. This update will be effective for annual reporting periods beginning after December 15, 2020 and interim reporting periods within fiscal years beginning after December 15, 2021. Early adoption is permitted, but not before annual reporting periods beginning on or after December 15, 2018. The Company is currently evaluating the impact that this updated guidance will have on its consolidated financial statements.

In August 2018, the FASB issued “ASU 2018‑13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. Among other things, this new guidance eliminates the need to disclose transfers between Level 1 and Level 2 of the fair value hierarchy, changes the policy for timing of transfers and the valuation processes for Level 3 fair value measurements and includes requirements to disclose quantitative information about Level 3 measurements. This new guidance will be effective for annual and interim reporting periods beginning after December 15, 2019. The Company is currently evaluating the impact that this new guidance will have on its consolidated financial statements.

In August 2018, the FASB issued “ASU 2018‑15, Intangibles—Goodwill and Other—Internal‑Use Software (Subtopic 350‑40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract.” ASU 2018‑15 requires a customer in a cloud computing arrangement (i.e. hosting arrangement) that is a service contract to follow the internal‑use software guidance to determine which implementation costs to capitalize as assets or expense as incurred. Relevant implementation costs in the development stage are capitalized, while costs incurred during the preliminary project and post‑implementation stages are expensed as the activities are performed. Capitalized costs are expensed over the term of the hosting arrangement. This ASU is effective for annual and interim reporting periods beginning after December 15, 2020. Early adoption is permitted. This update can either be applied retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Company retrospectively adopted this guidance for the year ended December 31, 2018. As this guidance is in line with current accounting for fees paid in a cloud computing arrangement that is a service contract, the adoption of this update had no impact on the Company’s consolidated financial statements.